Stockholders’ Equity - Schedule of Shares Issuance (Details) - IPO [Member] - USD ($)		12 Months Ended
	Mar. 27, 2025	Dec. 31, 2025
Schedule of Shares Issuance [Line Items]
Gross proceed from IPO and OA:		$ 5,750,000
Less: Underwriter discount		(517,500)
Less: Offering cost paid through fund flow		(324,500)
Subtotal: Net proceeds from IPO	$ 5,000,000	4,908,000
Paid off accrued offering related expenses during as of December 31, 2024		195,091
Total: Shares issuance for cash in SOSE.		$ 5,103,091